Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Net [Abstract]
Natural gas liquids, olefins, and natural gas in underground storage	$ 57	$ 150
Materials, supplies, and other	70	81
Total Inventories	$ 127	$ 231